Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Accumulated other comprehensive loss

18 – Accumulated other comprehensive loss

The components of Accumulated other comprehensive loss are as follows:

In millions	Pension and other postretirement benefit plans	Foreign currency items	Derivative instruments	Total before tax	Tax recovery (expense)	Total net of tax
Beginning balance at December 31, 2010	$(1,193)	$(582)	$10	$(1,765)	$56	$(1,709)
Other comprehensive income (loss)
before reclassifications:
Foreign currency translation
adjustments	-	8	-	8	19	27
Actuarial loss arising during the year	(1,541)	-	-	(1,541)	397	(1,144)
Prior service cost from plan
amendment arising during the year	(28)	-	-	(28)	7	(21)
Amounts reclassified from accumulated
other comprehensive income (loss):
Amortization of net actuarial loss	8	-	-	8(1)	(2)(3)	6
Amortization of prior service cost	4	-	-	4(1)	(1)(3)	3
Amortization of gain on treasury lock	-	-	(2)	(2)(2)	1(3)	(1)
Other comprehensive income (loss)	(1,557)	8	(2)	(1,551)	421	(1,130)
Ending balance at December 31, 2011	$(2,750)	$(574)	$8	(3,316)	$477	$(2,839)

Other comprehensive income (loss)
before reclassifications:
Foreign currency translation
adjustments	-	(5)	-	(5)	(17)	(22)
Actuarial loss arising during the year	(660)	-	-	(660)	176	(484)
Prior service cost from plan
amendment arising during the year	(6)	-	-	(6)	2	(4)
Amounts reclassified from accumulated
other comprehensive income (loss):
Amortization of net actuarial loss	119	-	-	119(1)	(32)(3)	87
Amortization of prior service cost	7	-	-	7(1)	(2)(3)	5
Other comprehensive income (loss)	(540)	(5)	-	(545)	127	(418)
Ending balance at December 31, 2012	$(3,290)	$(579)	$8	(3,861)	$604	$(3,257)

Other comprehensive income (loss)
before reclassifications:
Foreign currency translation
adjustments	-	46	-	46	59	105
Actuarial gain arising during the year	1,544	-	-	1,544	(412)	1,132
Amounts reclassified from accumulated
other comprehensive income (loss):
Amortization of net actuarial loss	226	-	-	226(1)	(60)(3)	166
Amortization of prior service cost	5	-	-	5(1)	(1)(3)	4
Other comprehensive income	1,775	46	-	1,821	(414)	1,407
Ending balance at December 31, 2013	$(1,515)	$(533)	$8	(2,040)	$190	$(1,850)

(1)	Reclassified to Labor and fringe benefits on the Consolidated Statement of Income and included in components of net periodic benefit cost. See Note 11 - Pensions and other postretirement benefits to the Company's Annual Consolidated Financial Statements.
(2)	Reclassified to Other income on the Consolidated Statement of Income.
(3)	Included in Income tax expense on the Consolidated Statement of Income.